Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Schedule of held-to-maturity securities

		Gross	Gross
		unrealized	unrealized
	Amortized	holding	holding	Aggregate
	cost basis**	gains	(losses)	fair value*
	US$ thousands
At December 31, 2023
Held to maturity:
Corporate debt securities and government debt securities
Current	8,022	-	(121)	7,901
Non-Current (1 to 3 years)	16,742	-	(558)	16,184
	24,764	-	(679)	24,085

At December 31, 2022
Held to maturity:
Corporate debt securities and government debt securities
Current	4,038	-	(111)	3,927
Non-Current (1 to 4 years)	15,283	-	(1,214)	14,069

	19,321	-	(1,325)	17,996

*	Fair value is being determined using Level 2 inputs.
**	Including accrued interest in the amount of US$ 138 thousand and US$ 188 thousand as of December 31, 2022 and 2023, respectively.

Schedule of reconciliation of marketable securities
Activity in marketable securities in 2023 and 2022	US$ thousands

Balance at January 1, 2022	32,266

Purchases of marketable securities	3,998
Changes in marketable securities, net	(914)
Proceeds from maturity of marketable securities	(16,029)

Balance at January 1, 2023	19,321

Purchases of marketable securities	9,623
Changes in marketable securities, net	(180)
Proceeds from maturity of marketable securities	(4,000)

Balance at December 31, 2023	24,764

Schedule of investment securities in unrealized loss position

	Less than 12 months		12 months or more		Total
Held to maturity:	Unrealized Losses	Fair value	Unrealized Losses	Fair value	Unrealized Losses	Fair value

Corporate debt securities and government debt securities	(99)	8,690	(580)	15,395	(679)	24,085